Employee Benefit Plans - Change in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance at the beginning of period	$ 603	$ 61
Interest cost	11	4
Current service cost	398	95
Prior service costs	(50)	(7)
Contributions by plan participants	699	110
Actuarial loss on obligation	287	336
Foreign currency exchange rate changes	41	4
Balance at the end of period	$ 1,989	$ 603